Financial instruments - Long-term Energy Derivative Contracts (Detail) (Cash flow hedge)	Dec. 31, 2014 AESO MWh	Dec. 31, 2014 PJM Western HUB MWh	Dec. 31, 2014 NI HUB MWh	Dec. 31, 2014 ERCOT North HUB MWh
Derivative [Line Items]
Notional quantity (MW-hrs)	98,167	915,428	3,907,711	4,330,303
Receive average prices (per MW-hr)	67.91	42.81	30.25	36.46